Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Oct. 11, 2011	Oct. 09, 2011
Balance Sheet Related Disclosures [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	525,000,000	75,000,000
Common stock, shares issued	10,561,708	7,911,708	7,296,892	51,450,000	7,350,000
Common stock, shares outstanding	10,561,708	7,911,708	7,296,892	51,450,000	7,350,000
Shares issuable	588,236	999,700	999,700